Regulatory Capital Requirements and Other Restrictions, Minimum Required Regulatory Capital Ratios (Details)	Dec. 31, 2022	Dec. 31, 2021
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge	0.0150
Supplementary leverage ratio, minimum	0.0300
Leverage buffer, minimum	0.0200
Supplementary leverage ratio	0.0500	0.0500
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Stress Capital Buffer (SCB)	0.0320
Wells Fargo Bank, NA [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Supplementary leverage ratio	0.0600	0.0600
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250